Charter arrangements, Future charter payments (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Charter arrangements [Abstract]
2023		$ 40,509
2024		23,359
2025		13,320
2026		12,580
2027		6,105
Thereafter		0
Net charter payments	$ 79,942	95,873	$ 79,942	$ 122,313
Other income [Abstract]
Distribution of equity received	$ 4,612
Other income		$ 0	$ 4,612	$ 0